Summary of Material Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Basis of consolidation

(a) Basis of consolidation

The Company was formed on December 29, 2022.

The Company’s consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of June 30, each year. Subsidiaries are consolidated from the date of their acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date that control ceases. The financial statements of subsidiaries are prepared for the same reporting year as the parent Company, using consistent accounting policies. Intra-company balances and transactions, including unrealized profits arising from intra-company transactions, have been eliminated. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Non-controlling interests represent the equity in subsidiaries that is not attributable, directly or indirectly, to the Parent shareholders.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has:

➢	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee),

➢	Exposure, or rights, to variable returns from its involvement with the investee, and

➢	The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

➢	The contractual arrangement with the other vote holders of the investee

➢	Rights arising from other contractual arrangements

➢	The Company’s voting rights and potential voting rights

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date the Company ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interests and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Details of subsidiaries as of June 30, 2025 and 2024 and 2023 were as follows:

Subsidiaries	% of legal ownership 2025	% of legal ownership 2024	% of legal ownership 2023	Country of Incorporation	Principal business activities
Australian Oilseeds Investments Pty Ltd.	100%	100%	100%	Australia	Investment
Cootamundra Oilseeds Pty Ltd.	82.7%	82.7%	82.7%	Australia	Oilseeds crushing business
Cowcumbla Investments Pty Ltd.	82.7%	82.7%	82.7%	Australia	Investment
Good Earth Oils Pty Ltd.	100%	100%	50%	Australia	Marketing and Distribution
EDOC Acquisition Limited	100%	100%	0%	Cayman Islands	SPAC

The carrying amount of the Company’s investment in the subsidiary and the equity of the subsidiary is eliminated on consolidation.

Substantial doubt regarding Going Concern

(b) Substantial doubt regarding Going Concern

The Company incurred a loss after income tax of AUD$1,462,610 for fiscal year 2025 (2024: Loss AUD$21,230,681 and 2023: Profit AUD$1,844,970). The Company was in a net current liability position of AUD$13,056,107 as at 30 June 2025 (2024: AUD$6,965,530 and 2023: AUD$678,768). Net cash inflows from operating activities were AUD$966,511 for fiscal year 2025, (2024 outflow: AUD$2,184,930 and 2023 outflow: AUD$689,796).

The above factors raise substantial doubt about the Company’s ability to continue as a going concern unless it can successfully meet the stated objectives and/or raise additional funds with its financiers and investors.

As at 30 June 2025, 2024, 2023, the consolidated entity had cash in hand and at bank of AUD$2,309,303, AUD$514,140, and AUD$121,273, respectively.

As at 30 June 2025, while all banking covenants associated with the borrowings from the Commonwealth Bank of Australia were in compliance, the bank did not confirm or deny, if the company met all its covenants. Nonetheless, the company has disclosed all bank borrowings as current, pending confirmation of compliance from bank. There are two covenants, as follows:

●	The interest cover ratio in respect of the obligor must for each reporting period be no less than 2.50 times; and
●	The net working capital ratio must at all times be more than 80%.

The Company’s ability to continue its business activities as a going concern is dependent upon the Company deriving sufficient cash from the business operation and being able to draw down additional long-term debt from the senior debt provider, Commonwealth Bank of Australia (CBA), who has provided a total facility loan of AUD$14,000,000 with unused facilities as at 30 June 2025 of AUD$6,780,934 which is repayable on demand (refer note-11). In addition, the Company also has the ability to draw down an additional US$6 million of redeemable debentures from the existing PIPE investors or executing a US$50 million Equity Line Of Credit (ELOC) once the Company lodges the registration statement of the ELOC.

Accordingly, the directors have prepared financial statements on a going concern basis which contemplates continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business.

Should the Company be unable to obtain funding from banks, its related parties or other financiers, PIPE investors or fail to execute the ELOC, the Company may be required to realize its assets and discharge its liabilities other than in normal course of business and at amounts different to those stated in these financial statements. The financial statements do not include any adjustments to the recoverability and classification of asset carrying amounts or amounts of liabilities that might result should the Company be unable to continue as a going concern.

Financial instruments

(c) Financial instruments

Financial instruments are recognised initially on the date that the Company becomes party to the contractual provisions of the instrument.

On initial recognition, all financial instruments are measured at fair value plus transaction costs (except for instruments measured at fair value through profit or loss where transaction costs are expensed as incurred).

Concentration of Key Customers

A substantial portion of the Company’s products are sold to its top five customers. For the years ended June 30, 2025, 2024, and 2023 62.4%, 65.0%, and 59.3%, respectively, of total sales by the Company were to its top five customers. The Company’s top five customers for the years ended June 30, 2025, 2024, and 2023, along with the total sales from each customer, are summarized in the following tables:

	Total Sales for		Outstanding Balance of Trade
	the Year Ended	% of	Receivables as at
	30 June 2025	Total sales	30 June 2025
Customer	AUD$	30 June 2025	AUD$
Daabon Organic Australia Pty Ltd.	3,864,436	9.26%	1,167,302
Costco Wholesale Australia	10,344,078	24.80%	-
Energreen Nutrition Australia Pty Ltd.	6,414,690	15.38%	30,041
Woolworths	3,486,656	8.36%	327,550
Victorian Chemical Company	1,898,806	4.55%	1,130,900
Top 5 customer total	26,008,666	62.35%	2,655,793

Customer	Total Sales for the Year Ended 30 June 2024 AUD$	% of Total Sales 30 June 2024	Outstanding Balance of Trade Receivables as at 30 June 2024 AUD$
Daabon Organic Australia Pty Ltd.	6,026,698	17.86%	1,703,927
Costco Wholesale Australia	5,857,260	17.36%	1,229,271
Energreen Nutrition Australia Pty Ltd.	4,838,204	14.34%	-
Hygain NSW (Proprietary) Ltd.	3,306,466	9.80%	250,845
100% Bottling Company Pty Ltd.	1,911,641	5.66%	-
Top 5 customer total	21,940,269	65.02%	3,184,043

Customer	Total Sales for the Year Ended 30 June 2023 AUD$	% of Total Sales 30 June 2023	Outstanding Balance of Trade Receivables as at 30 June 2023 AUD$
100% Bottling Company Pty Ltd.	5,484,307	18.87%	1,446,763
Hygain NSW (Proprietary) Ltd.	4,504,121	15.50%	453,344
Good Earth Oils Pty Ltd.	3,380,714	11.63%	1,226,945
Pryde’s EasiFeed Pty Ltd.	2,179,696	7.50%	155,412
Energreen Nutrition Australia Pty Ltd.	1,693,451	5.82%	-
Top 5 customer total	17,242,289	59.32%	3,282,464

If the sales performance of any of the Company’s key customers declines or if they terminate their cooperation with us or start to cooperate with any of the Company’s competitors, or if there is any modification as to the trading terms entered into with any of our key customers, our business, financial condition and revenue would be seriously impacted.

Impairment of financial assets

Impairment of financial assets is recognised on an expected credit loss (ECL) basis for the following assets:

●	financial assets measured at amortised cost; and

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECL, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis based on the Company’s historical experience and informed credit assessment and including forward-looking information.

The Company uses the presumption that a financial asset is in default when:

●	the other party is unlikely to pay its credit obligations to the Company in full, without recourse to the Company to actions such as realising security (if any is held); or

●	the financial assets is more than 90 days past due.

Credit losses are measured as the present value of the difference between the cash flows due to the Company in accordance with the contract and the cash flows expected to be received. This is applied using a probability weighted approach.

Trade receivables and contract assets

Impairment of trade receivables and contract assets have been determined using the simplified approach in IFRS Accounting Standards 9 which uses an estimation of lifetime expected credit losses. The Company has determined the probability of non-payment of the receivable and contract assets and multiplied this by the amount of the expected loss arising from default.

The amount of the impairment is recorded in a separate allowance account with the loss being recognised in finance expense. Once the receivable is determined to be uncollectable then the gross carrying amount is written off against the associated allowance.

Where the Company renegotiates the terms of trade receivables due from certain customers, the new expected cash flows are discounted at the original effective interest rate and any resulting difference to the carrying value is recognised in profit or loss.

Other financial assets measured at amortised cost

Impairment of other financial assets measured at amortised cost are determined using the expected credit loss model in IFRS Accounting Standards 9. On initial recognition of the asset, an estimate of the expected credit losses for the next 12 months is recognised. Where the asset has experienced significant increase in credit risk then the lifetime losses are estimated and recognised.

Financial liabilities

The Company measures all financial liabilities initially at fair value less transaction costs, subsequently financial liabilities are measured at amortised cost using the effective interest rate method.

The financial liabilities of the Company comprise trade payables, bank and other loans, lease liabilities, and financial instruments.

Financial instruments were reviewed at year end and any changes in valuation of financial instruments are recognized during the year.

Impairment of non-financial assets

(d) Impairment of non-financial assets

At the end of each reporting period the Company determines whether there is evidence of an impairment indicator for non-financial assets.

Where an indicator exists and regardless of goodwill, indefinite life intangible assets and intangible assets not yet available for use, the recoverable amount of the asset is estimated.

Where assets do not operate independently of other assets, the recoverable amount of the relevant cash-generating unit (CGU) is estimated.

The recoverable amount of an asset or CGU is the higher of the fair value, less costs of disposal and the value in use. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit.

Where the recoverable amount is less than the carrying amount, an impairment loss is recognised in profit or loss.

Reversal indicators are considered in subsequent periods for all assets which have suffered an impairment loss, except for goodwill.

Intangible assets

(e) Intangible assets

Goodwill

Goodwill is carried at cost less accumulated impairment losses.

The value of goodwill recognised on the acquisition of each subsidiary in which the Company holds less than 100% interest will depend on the method adopted in measuring the aforementioned non-controlling interest. The Company can elect to measure the non-controlling interest in the acquiree either at fair value (full goodwill method’) or at the non-controlling interest’s proportionate share of the subsidiary’s identifiable net assets (proportionate interest method’). The Company determines which method to adopt for each acquisition.

Under the ‘full goodwill method’, the fair values of the non-controlling interests are determined using valuation techniques which make the maximum use of market information where available.

Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill on acquisition of associates is included in investments in associates. Goodwill is not amortised but is tested for impairment annually at the end of financial year and is allocated to the Company’s cash generating units or groups of cash generating units, which represent the lowest level at which goodwill is monitored but where such a level is not larger than an operating segment. Gains and losses on the disposal of an entity include the carrying amount of goodwill related to the entity sold.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, demand deposits and short-term investments which are readily convertible to known amounts of cash, and which are subject to an insignificant risk of change in value.

Employee benefits

(g) Employee benefits

Provision is made for the Company’s liability for employee benefits arising from services rendered by employees to the end of the reporting period. Employee benefits that are expected to be wholly settled within one year have been measured at the amounts expected to be paid when the liability is settled. Employee benefits expected to be settled more than one year after the end of the reporting period have been measured at the present value of the estimated future cash outflows to be made for those benefits. In determining the liability, consideration is given to employee wage increases and the probability that the employee may satisfy vesting requirements. Cashflows are discounted using market yields on high quality corporate bond rates incorporating bonds rated AAA or AA by credit agencies, with terms to maturity that match the expected timing of cashflows. Changes in the measurement of the liability are recognised in profit or loss.

Provisions

(h) Provisions

Provisions are recognised when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result, and that outflow can be reliably measured.

Provisions are measured at the present value of management’s best estimate of the outflow required to settle the obligation at the end of the reporting period. The discount rate used is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the unwinding of the discount is taken to finance costs in the consolidated statement of profit or loss and other comprehensive income.

Convertible Promissory Note

(i) Convertible Promissory Note

Convertible notes are presented as a financial liability in the consolidated statement of financial position. On issuance of the convertible notes, the liability is measured at fair value, and subsequently carried at amortised cost (net of transaction costs) until it is extinguished on conversion or redemption. Convertible notes are classified as current liabilities based on the expected conversion date in accordance with the convertible note’s agreements.

Derivative warrant liabilities

(j) Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to IAS 32 and IFRS Accounting Standards 9. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for its 479,000 Private Warrants and 450,000 Representative’s Warrants issued in connection with its Initial Public Offering as derivative warrant liabilities in accordance with IAS 32 and IFRS Accounting Standards 9. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of profit or loss. The fair value of warrants issued by the Company in connection with the Public Offering and Private Placement has been estimated using Monte-Carlo simulations at each measurement date.

The Company accounts for its 458,720 Warrants issued in connection with the issuance of the convertible debenture as derivative warrant liabilities in accordance with IAS 32 IFRS Accounting Standards 9. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of profit or loss.

Embedded Derivatives

(k) Embedded Derivatives

A derivative embedded in a hybrid contract is separated from the host and accounted for as a separate derivative if, the economic characteristics and risks are not closely related to the host, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognised in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Segment Reporting

(l) Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment.

New and amended standards and interpretations

(m) New and amended standards and interpretations

i)	New standards, amendments to published approved accounting and reporting standards and interpretations which are effective during the year

The Company has applied the following standards and amendments for the first time for its annual reporting for the period commencing 1 July 2024:

●	Definition of Accounting Estimates - amendments to IAS 8

●	International Tax Reform - Pillar Two Model Rules - amendments to IAS

●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction - amendments to IAS 12

●	Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Accounting Standards Practice Statement 2

The amendments listed above did not have any impact on the amounts recognised in prior periods and are not expected to significantly affect the current or future periods.

ii)	Standards, amendments to published standards and interpretations that are not yet effective and have not been early adopted by the Company

●	Amendments to IFRS Accounting Standards 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

●	Amendments to IAS 1 - Classification of Liabilities as Current or Non-current

●	Amendments to IAS 7 and IFRS Accounting Standards 7 - Supplier Finance Arrangements

●	Amendments to IFRS Accounting Standards 16 - Lease Liability in a Sale and Leaseback

●	Amendments to IFRS Accounting Standards 18 – Presentation and Disclosure in Financial Statements

The amendments listed above have been published but are not mandatory for 30 June 2025 reporting periods and have not been early adopted by the Company. These amendments are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Income taxes

(n) Income taxes

The tax expense recognised in the consolidated statement of profit or loss and other comprehensive income (loss) comprises current income tax expense plus deferred tax expense.

Current tax is the amount of income taxes payable (recoverable) in respect of the taxable profit (loss) for the year and is measured at the amount expected to be paid to (recovered from) the taxation authorities, using the tax rates and laws that have been enacted or substantively enacted by the end of the reporting period. Current tax liabilities (assets) are measured at the amounts expected to be paid to (recovered from) the relevant taxation authority.

Borrowing costs

(o) Borrowing costs

Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised as part of the cost of that asset.

All other borrowing costs are recognised as an expense in the period in which they are incurred.

Inventories

(p) Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventory is determined using the weighted average costs basis and is net of any rebates and discounts received. Net realizable value is estimated using the most reliable evidence available at the reporting date and inventory is written down through an obsolescence provision if necessary.

Property, plant and equipment

(q) Property, plant and equipment

Each class of property, plant and equipment is carried at cost, where applicable, any accumulated depreciation and impairment.

Depreciation

Property, plant and equipment, excluding freehold land, is depreciated on a diminishing value method over the assets’ useful life to the Company, commencing when the asset is ready for use.

The depreciation rates used for each class of depreciable assets are shown below:

Depreciation
Fixed asset class	rate
Buildings	3%
Plant and Equipment	3% to 33%
Motor Vehicles	17% to 25%
Office Equipment	3% to 50%

At the end of each annual reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in estimate.

Goodwill is not amortised but is tested for impairment annually at the end of financial year and is allocated to the Company’s cash generating units or groups of cash generating units, which represent the lowest level at which goodwill is monitored but where such a level is not larger than an operating segment. Gains and losses on the disposal of an entity include the carrying amount of goodwill related to the entity sold.